UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22922

Aspiration Funds
(Exact name of registrant as specified in charter)

4551 Glencoe Avenue, Marine Del Rey, California 90292
(Address of principal executive offices)  (Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE  19801
(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end:  September 30

Date of reporting period: March 31, 2022

Item 1. REPORT TO STOCKHOLDERS.

(a)

Semi-Annual Report 2022
For the fiscal period from October 1, 2021 through March 31, 2022
(Unaudited)

Aspiration Redwood Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Aspiration Redwood Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Aspiration Redwood Fund is distributed by Aspiration Financial LLC, Member FINRA/SIPC, 4551 Glencoe Avenue, Marina Del Ray, CA 90292.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Aspiration Redwood Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at funds.aspiration.com/redwood/ or by calling the Advisor at 800-683-8529.  The prospectus should be read carefully before investing.

For More Information on the Aspiration Redwood Fund:

See Our Web site at aspiration.com
or
Call Our Shareholder Services Group at 800-683-8529.

Aspiration Redwood Fund

Schedule of Investments
(Unaudited)

As of March 31, 2022
		Shares	Value (Note 1)

COMMON STOCKS - 95.28%

Communication Services - 2.13%
*	Take-Two Interactive Software, Inc.	20,574	$3,163,047
			3,163,047
Consumer Discretionary - 13.52%
	Costco Wholesale Corp.	11,016	6,343,564
	Dollar Tree, Inc.	27,722	4,439,678
	Ecolab, Inc.	10,929	1,929,624
	Estee Lauder Cos., Inc.	5,371	1,462,631
	Sweetgreen, Inc.	43,694	1,397,771
	The TJX Cos., Inc.	52,557	3,183,903
*	Vail Resorts, Inc.	4,937	1,284,953
			20,042,124
Consumer Staples - 3.19%
	Sprouts Farmers Market, Inc.	64,369	2,058,521
	The Procter & Gamble Co.	17,520	2,677,056
			4,735,577
Energy - 0.73%
*	Bloom Energy Corp. - Class A	44,735	1,080,350
			1,080,350
Financials - 18.07%
	Ameriprise Financial, Inc.	15,561	4,673,902
	Bank OZK	56,038	2,392,823
	Lazard Ltd.	31,057	1,071,466
	Marsh & McLennan Cos., Inc.	26,616	4,535,899
	Synchrony Financial	67,563	2,351,868
	The Allstate Corp.	25,977	3,598,074
	Visa, Inc.	23,153	5,134,641
	Voya Financial, Inc.	45,768	3,036,707
			26,795,380
Health Care - 19.20%
	AbbVie, Inc.	33,763	5,473,320
*	American Well Corp. - Class A	57,703	242,930
*	Bio-Rad Laboratories, Inc.	5,939	3,345,023
*	Coursera, Inc.	31,719	730,806
	Eli Lilly & Co.	7,686	2,201,040
*	Maravai Life Sciences Holdings, Inc.	31,753	1,119,928
	Medtronic PLC	20,300	2,252,285
	MSA Safety, Inc.	23,558	3,126,147
	UnitedHealth Group, Inc.	12,920	6,588,812
*	Vertex Pharmaceuticals, Inc.	12,990	3,390,000
			28,470,291

			(Continued)

Aspiration Redwood Fund

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2022
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Industrials - 9.11%
	AGCO Corp.	12,718	$1,857,210
	Aptiv PLC	31,531	3,774,576
	Ford Motor Co.	115,129	1,946,831
*	Montrose Environment Group, Inc.	56,799	3,006,371
	Rivian Automotive, Inc.	9,900	497,376
*	Shoals Technologies Group, Inc.	40,597	691,773
	Southwest Airlines Co.	38,001	1,740,446
			13,514,583
Information Technology - 25.95%
	Advanced Micro Devices, Inc.	40,952	4,477,692
*	Akamai Technologies, Inc.	42,661	5,093,297
*	Cadence Design Systems, Inc.	24,424	4,016,771
	Micron Technology, Inc.	15,488	1,206,360
	Microsoft Corp.	31,082	9,582,891
µ	NXP Semiconductors NV	22,189	4,106,740
*	salesforce.com, Inc.	13,602	2,887,977
*	SolarEdge Technologies, Inc.	2,052	661,503
*	Vmware, Inc.	34,118	3,885,017
	Western Digital Corp.	51,456	2,554,790
			38,473,038
Materials - 2.36%
	Regal Rexnord Corp.	9,048	1,346,161
*	The Azek Co., Inc.	86,930	2,159,341
			3,505,502
Utilities - 1.02%
	American Water Works Co., Inc.	9,119	1,509,468
			1,509,468

	Total Common Stocks (Cost $116,655,140)		141,289,360

REAL ESTATE INVESTMENT TRUST - 3.13%
	Prologis, Inc.	28,700	4,634,476

	Total Real Estate Investment Trust (Cost $2,480,457)		4,634,476

SHORT-TERM INVESTMENT - 1.48%
§	Fidelity Investments Money Market Treasury Portfolio -
	Class I, 0.01%	2,190,084	2,190,084

	Total Short-Term Investment (Cost $2,190,084)		2,190,084

			(Continued)

Aspiration Redwood Fund

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2022

Total Value of Investments (Cost $121,325,681) - 99.89%				$148,113,920

Other Assets Less Liabilities - 0.11%				169,696

NET ASSETS - 100.00%				$148,283,616

§	Represents 7-day effective yield as of March 31, 2022.
*	Non-income producing investment
µ	American Depositary Receipt
The following acronym or abbreviation is used in this Schedule:
	NV - Netherlands Security

	Summary of Investments
		% of Net
	By Sector	Assets	Value
	Communication Services	2.13%	$ 3,163,047
	Consumer Discretionary	13.52%	20,042,124
	Consumer Staples	3.19%	4,735,577
	Energy	0.73%	1,080,350
	Financials	18.07%	26,795,380
	Health Care	19.20%	28,470,291
	Industrials	9.11%	13,514,583
	Information Technology	25.95%	38,473,038
	Materials	2.36%	3,505,502
	Utilities	1.02%	1,509,468
	Real Estate Investment Trust	3.13%	4,634,476
	Short-Term Investment	1.48%	2,190,084
	Other Assets Less Liabilities	0.11%	169,696
	Total Net Assets	100.00%	$148,283,616

See Notes to Financial Statements

Aspiration Redwood Fund

Statement of Assets and Liabilities
(Unaudited)

As of March 31, 2022

Assets:
Investments, at value (cost $121,325,681)	$148,113,920
Receivables:
Fund shares sold	36,680
Dividends and interest	68,810
From Advisor	83,990
Prepaid expenses:
Trustee fees and meeting expenses	36,103
Registration and filing expenses	19,084
Transfer agent fees	41

Total assets	148,358,628

Liabilities:
Payables:
Investments purchased	3
Accrued expenses:
Professional fees	39,565
Custody fees	21,458
Shareholder fulfillment fees	6,908
Administration fees	3,078
Distribution and service fees (note 3)	3,003
Compliance fees	420
Security pricing fees	297
Fund accounting fees	280

Total liabilities	75,012

Net Assets	$148,283,616

Net Assets Consist of:
Paid in Capital	$118,812,653
Distributable earnings	29,470,963

Total Net Assets	$148,283,616
Shares Outstanding, no par value (unlimited authorized shares)	9,191,054
Net Asset Value, Maximum Offering Price, and Redemption Price Per Share	$16.13

See Notes to Financial Statements

Aspiration Redwood Fund

Statement of Operations
(Unaudited)

For the fiscal period ended March 31, 2022

Investment Income:
Dividends	$1,620,011

Total Investment Income	1,620,011

Expenses:
Transfer agent fees (note 2)	298,003
Trustee fees and meeting expenses	86,709
Administration fees (note 2)	73,176
Custody fees (note 2)	57,291
Professional fees	30,030
Registration and filing expenses	20,993
Fund accounting fees (note 2)	20,890
Compliance fees (note 2)	6,370
Security pricing fees	3,094
Distribution and service fees (note 3)	3,003

Total Expenses	599,559

Expenses reimbursed by advisor (note 2)	(228,419)

Net Expenses	371,140

Net Investment Income	1,248,871

Realized and Unrealized Gain (Loss) on Investments

Net realized gain from investment transactions	3,698,690

Change in unrealized depreciation on investments	(396,621)

Realized and Unrealized Gain on Investments	3,302,069

Net Increase in Net Assets Resulting from Operations	$4,550,940

See Notes to Financial Statements

Aspiration Redwood Fund

Statements of Changes in Net Assets
	March 31,	September 30,
For the fiscal year or period ended	2022 (a)	2021

Operations:
Net investment income	$1,248,871	$801,258
Net realized gain on investment transactions	3,698,690	13,717,571
Net change in unrealized appreciation (depreciation) on investments	(396,621)	19,158,365

Net Increase in Net Assets from Operations	4,550,940	33,677,194

Distributions to Shareholders	(14,504,213)	-

Decrease in Net Assets Resulting from Distributions	(14,504,213)	-

Beneficial Interest Transactions
Shares sold	13,799,634	29,892,282
Reinvested dividends and distributions	14,442,842	-
Shares repurchased	(10,068,002)	(23,728,212)

Net Increase in Beneficial Interest Transactions	18,174,474	6,164,070

Net Increase in Net Assets	8,221,201	39,841,264

Net Assets:
Beginning of period	140,062,415	100,221,151
End of period	$148,283,616	$140,062,415

Share Information:
Shares Sold	812,880	1,833,837
Reinvested Distributions	834,484	-
Shares repurchased	(588,357)	(1,462,587)
Net Increase in Shares of Beneficial Interest	1,059,007	371,250

(a) Unaudited.

See Notes to Financial Statements

Aspiration Redwood Fund

Financial Highlights
	Investor Class Shares
For a share outstanding during each	March 31,		September 30,
of the fiscal years or period ended	2022	(b)	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$17.22		$12.91	$12.81	$13.63	$12.82

Income (Loss) from Investment Operations
Net investment income	0.13		0.10	0.15	0.14	0.14
Net realized and unrealized gain
on investments	0.53		4.21	1.15	0.06	1.25

Total from Investment Operations	0.66		4.31	1.30	0.20	1.39

Less Distributions to Shareholders From:
Net investment income	(0.22)		-	(0.58)	(0.12)	(0.06)
Net realized gains	(1.53)		-	(0.59)	(0.90)	(0.52)
Return of capital	-		-	(0.03)	-	-

Total Distributions	(1.75)		-	(1.20)	(1.02)	(0.58)

Net Asset Value, End of Period	$16.13		$17.22	$12.91	$12.81	$13.63

Total Return (a)	3.33%	(d)	33.38%	9.96%	2.95%	11.28%

Net Assets, End of Period (in thousands)	$148,284		$140,062	$100,221	$84,597	$79,130

Ratios of:
Gross Expenses to Average Net Assets	0.81%	(c)	0.87%	1.28%	1.50%	1.41%
Net Expenses to Average Net Assets	0.50%	(c)	0.50%	0.50%	0.50%	0.50%
Net Investment Income to Average
Net Assets	1.68%	(c)	0.62%	0.78%	1.23%	1.06%

Portfolio turnover rate	11.97%	(d)	33.31%	161.38%	135.10%	110.18%

(a)
Investors in the Fund are clients of Aspiration Fund Adviser, LLC (the "Advisor") and may pay the Advisor a fee in the amount they believe is fair ranging from 0% to 2% of the value of their investment in the Fund. Assuming a maximum advisory fee of 2% is paid by an investor to the Advisor, the Total Return of an investment in the Fund would have been 1.33%, 31.38%, 7.96%, 0.95%, and 9.28%, respectively for the period/years ended March 31, 2022 and September 30, 2021, 2020, 2019, and 2018, respectively.

(b) Unaudited.
(c) Annualized.
(d) Not annualized.

See Notes to Financial Statements

Aspiration Redwood Fund

Notes to Financial Statements (Unaudited)

As of March 31, 2022

1.  Organization and Significant Accounting Policies

The Aspiration Redwood Fund (the “Fund”) is a series of the Aspiration Funds (the “Trust”). The Trust was organized as a Delaware statutory trust on October 16, 2013 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is a separate diversified series of the Trust and commenced operations on November 16, 2015. The investment objective is to maximize total return, consisting of capital appreciation and current income.  To achieve its investment objective, the Fund invests in, or seeks exposure to, companies based on various financial factors, as well as fundamental sustainability factors such as the environmental, social, and governance performance of such companies.  The Fund invests in equity securities that trade on U.S. securities markets, which may include securities of non-U.S. issuers as well as securities of U.S. issuers.  The equity securities in which the Fund invests include, but are not limited to, dividend-paying securities, common stock, preferred stock, equity securities of real estate investment trusts (“REITS”), shares of investment companies, convertible securities, warrants, and rights. The Fund may purchase equity securities in an initial public offering (“IPO”) provided that the investment is consistent with the Fund’s investment strategy. The Fund may, but is not required to, use exchange-traded derivative instruments for risk management purposes or as part of the Fund’s investment strategies.
The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”

Principles of Accounting
The Fund uses the accrual method of accounting for financial reporting purposes.

Net Asset Value
The net asset value (“NAV”) per share of each class of a Fund is determined by dividing the Fund’s net assets attributable to each class by the number of shares issued and outstanding of that class on each day the New York Stock Exchange (“NYSE”) is open for trading. The Fund has one class of beneficial interests as of March 31, 2022.

Investment Valuation
Equity securities are generally valued by using market quotations but may be valued on the basis of prices furnished by a pricing service when it is determined that such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last available quotation. When (i) market quotations are not readily available, (ii) the market quotation or the price provided by the pricing service does not accurately reflect the current market value, (iii) restricted or illiquid securities are being valued, or (iv) an event occurs after the close of trading (but prior to the time the Funds’ NAV is calculated) that materially affects fair value, securities are valued as determined in good faith by the, Fair Value Committee established by the Board of Trustees in conformity with policies adopted by and subject to review of the Board of Trustees. Fixed income securities, including short-term investments with maturities of less than 61 days when acquired, are normally valued on the basis of prices obtained from independent third-party pricing services approved by the Board of Trustees, which are generally determined with consideration given to institutional bid and last sale prices and take into account securities prices, yield, maturity, call features, ratings, institutional sized trading in similar groups of securities  and developments related to specific securities.  If the Sub-Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fair Value Committee, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

(Continued)

Aspiration Redwood Fund

Notes to Financial Statements – Continued (Unaudited)

As of March 31, 2022

The Fund may invest in portfolios of open-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.  Open-ended funds are valued at their respective net asset values as reported by such investment companies.

Fair Value Measurement
Various inputs are used in determining the fair value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2022 for the Fund’s investments measured at fair value:

Aspiration Redwood Fund
Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Investments
Common Stocks*	$141,289,360	$141,289,360	$-	$-
Real Estate Investment Trust	4,634,476	4,634,476	-	-
Short-Term Investment	2,190,084	2,190,084	-	-
Total Investments	$148,113,920	$148,113,920	$-	$-

* Refer to the Schedule of Investments for a breakdown by sector.
(a) There were no Level 3 investments during the fiscal period ended March 31, 2022.

General Risks
The Fund seeks to achieve its investment objective by investing in companies based on various financial factors and fundamental sustainability factors such as the environmental, social, and governance performance of such companies.  The Fund invests in equity securities that trade on U.S. securities markets, which may include securities of non-U.S. issuers as well as securities of U.S. issuers.  The equity securities in which the Fund invests include, but are not limited to, dividend-paying securities, common stock, preferred stock, equity securities of REITS, shares of investment companies, convertible securities, warrants, and rights. The Fund may purchase equity securities in an IPO provided that the investment is consistent with the Fund’s investment strategy. The Fund may, but is not required to, use exchange-traded derivative instruments for risk management purposes or as part of the Fund’s investment strategies.
(Continued)

Aspiration Redwood Fund

Notes to Financial Statements – Continued (Unaudited)

As of March 31, 2022

Generally, derivatives are financial contracts with value dependent upon, or derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. The derivatives in which the Fund may invest include futures and forward currency agreements. These derivatives may be used for risk management purposes to manage or adjust the risk profile of the Fund. Futures on currencies and forward currency agreements may also be used to hedge against a specific currency. In addition, futures on indices may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments; or to obtain exposure to certain markets.  The principal risks of investing in the Fund include: management risk, market risk, equity securities risk, focused investment risk, derivatives risk, convertible securities risk, limited capitalization risk, portfolio turnover risk, IPOs risk, foreign investment risk, futures risk, leverage risk associated with financial instruments, investment company risk, REITS risk, temporary defensive positions risk, and cybersecurity risk.  The Fund held no derivatives as of and for the fiscal period ended March 31, 2022.

The impact of the coronavirus (“COVID-19”) outbreak on the financial results of the Fund will depend on future developments, including the duration and spread of the outbreak and related advisories and restrictions. The coronavirus outbreak has resulted in, among other consequences, the closing of borders, the imposition of travel restrictions, enhanced health screenings, the need for accelerated acute healthcare service preparation and delivery, disruptions and delays in healthcare services, quarantines and “shelter at home” orders, restrictions on gatherings of people, event and service cancellations, business closures, disruptions to supply chains and customer activity, lower consumer demand, as well as general heightened uncertainty. This outbreak has led and is likely to continue to lead to disruptions in the worldwide economy, particularly with respect to economies of nations where the novel coronavirus has arisen and also the global markets. This outbreak and any future outbreaks could have a further adverse impact on the global economy in general. As of the date of this report, it is impossible to determine the scope of this outbreak, or any future outbreaks, or its full potential impact on the Fund and the issuers in which it invests. Moreover, reasonable expectations about any of the risks to which the Fund is subject could prove inaccurate.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date. Realized gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of Trust level expenses, which are allocated according to methods reviewed by the Board of Trustees (“Trustees”). Currently, the Fund is the only fund of the Trust and therefore bears all of the Trust level expenses.

Distributions
The Fund may declare and distribute dividends from net investment income (if any) annually.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
(Continued)

Aspiration Redwood Fund

Notes to Financial Statements – Continued (Unaudited)

As of March 31, 2022

2.	Transactions with Related Parties and Service Providers

Advisor
Under the Fund’s investment advisory agreement, Aspiration Fund Adviser, LLC (the “Advisor”) receives an annual advisory fee of 0.00% of the Fund’s average daily net assets.  In other words, the Advisor does not charge any management fees with respect to the Fund. Only clients of the Advisor may invest in the Fund. These advisory clients must establish an advisory relationship and open an individual advisory account with the Advisor before investing in the Fund.  The Advisor does not impose a set fee to manage the individual advisory accounts.  Instead, advisory clients can pay the Advisor a fee in the amount they believe is fair to manage their individual advisory accounts.

The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (other than brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments, borrowing costs, taxes, or extraordinary expenses, such as litigation and indemnification expenses) to not more than 0.50% of the average daily net assets of the Fund for the current fiscal year.  The current term of the Expense Limitation Agreement remains in effect until January 31, 2023.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.

Reimbursements and waivers of expenses by the Advisor are subject to recoupment for a period not to exceed 3 years from the date on which the waiver or reimbursement was made by the Advisor, provided the annual expense ratio does not exceed 0.50%.  Please refer to the table below for a breakdown of the reimbursements and recoupment periods.

Fiscal Year/Period End	Reimbursement Amount	Recoupment Date Expiration
March 31, 2022 September 30, 2021	$228,419 $480,413	March 31, 2025 September 30, 2024
September 30, 2020	$715,381	September 30, 2023

Sub-Advisor
UBS Asset Management (Americas) Inc. (the “Sub-Advisor”) is responsible for management of the Fund’s investment portfolio according to the Fund’s investment objective, policies, and restrictions.  The Sub-Advisor is subject to the authority of the Board of Trustees and oversight by the Advisor.  The Sub-Advisor is entitled to receive an annual sub-advisory fee, paid by the Advisor – not the Fund – for advisory services provided to the Fund, according to a formula.

Administrator
The Nottingham Company serves as the Fund’s Administrator (the “Administrator”).  The Fund pays a monthly fee to the Administrator based upon the average daily net assets of the Fund and subject to a minimum of $2,000 per month.  The Fund incurred $73,176 of fees by the Administrator for the fiscal period ended March 31, 2022.

Fund Accounting Services
The Nottingham Company serves as the Fund’s Fund Accounting Services Provider.  Under the terms of the Fund Accounting and Administration Agreement, the Fund Accounting Service Provider calculates the daily net asset value per share and maintains the financial books and records for the Fund.  The Fund incurred $20,890 of fees by The Nottingham Company for the fiscal period ended March 31, 2022.

Compliance Services
Foreside Compliance Consulting provides services as the Trust’s Chief Compliance Officer.  Foreside Compliance Consulting is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.  The Fund incurred $6,370 in compliance fees for fiscal period ended March 31, 2022.
(Continued)

Aspiration Redwood Fund

Notes to Financial Statements – Continued (Unaudited)

As of March 31, 2022

Custodian
UMB Bank, N.A. provides services as the Fund’s custodian.  For its services, the Custodian is entitled to receive compensation from the Fund pursuant to the Custodian’s fee arrangements with the Fund.  The Fund paid $57,291 in custody fees for the fiscal period ended March 31, 2022.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”), an affiliate of The Nottingham Company, serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent’s fee arrangements with the Fund.  The Fund paid $298,003 to the Transfer Agent for the fiscal period ended March 31, 2022.

Distributor
Aspiration Financial, LLC (the "Distributor") serves as the Fund's principal underwriter and distributor. For its services, the Distributor is entitled to receive compensation from the Fund pursuant to the Distributor’s fee arrangements with the Fund.  For the fiscal period ended March 31, 2022, the Distributor had not yet received any fees.

Officers and Trustees of the Trust
As of March 31, 2022, certain officers of the Trust were also officers of the Administrator.  Certain Trustees and an officer are also officers of the Advisor.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”).  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the average daily net assets of the Investor Class Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and related offering costs.  For the fiscal period ended March 31, 2022, $3,003 in distribution and service fees were incurred by the Fund.

4.	Purchases and Sales of Investment Securities

For the fiscal period ended March 31, 2022, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$23,790,980	$17,066,138

5.   Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.  There were no such reclassifications as of March 31, 2022.

Management reviewed the Fund’s tax positions taken on federal income tax returns for the open tax years ended September 30, 2018 through September 30, 2021, and during the fiscal period ended March 31, 2022, and determined the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the fiscal period ended March 31, 2022, the Fund did not incur any interest or penalties.
(Continued)

Aspiration Redwood Fund

Notes to Financial Statements – Continued (Unaudited)

As of March 31, 2022

The Fund identifies its major tax jurisdictions as U.S. Federal and the State of California where the Trust makes significant investments.

Distributions during the fiscal year/period ended March 31, 2022 and September 30, 2021 were characterized for tax purposes as follows:

	March 31, 2022	September 30, 2021
Ordinary Income	$11,195,210	$ -
Long-Term Capital Gains	3,309,003	-

At March 31, 2022, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$121,325,681

Gross Unrealized Appreciation	33,434,485
Gross Unrealized Depreciation	(6,646,246)
Net Unrealized Appreciation	$ 26,788,239

6.  Beneficial Ownership

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of March 31, 2022, there were no control persons of the Fund.

7.  Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

8.  Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

Aspiration Redwood Fund

Additional Information (Unaudited)

As of March 31, 2022

1.	Proxy Voting Policies and Voting Record

A copy of the policies and procedures used to determine how to vote proxies relating to portfolio securities of the Fund is included as Appendix A to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 800-683-8529, and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT.  The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.  You may also obtain copies without charge, upon request, by calling the Fund at 800-683-8529.

3.	Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund’s fiscal period ended March 31, 2022.

During the fiscal period ended March 31, 2022, the Fund paid $11,195,210 in income distributions and $3,309,003 in long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2021 through March 31, 2022.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
(Continued)

Aspiration Redwood Fund

Additional Information (Unaudited)

As of March 31, 2022

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Investor Class Shares	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,033,30	$2.53
	$1,000.00	$1,022.44	$2.52
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the six month period).

Aspiration Redwood Fund
is a series of
Aspiration Funds

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Aspiration Fund Adviser, LLC 4551 Glencoe Avenue Marina Del Rey, CA 90292	Aspiration Fund Adviser, LLC 4551 Glencoe Avenue Marina Del Rey, CA 90292

Telephone: 800-683-8529	Telephone: 800-683-8529

World Wide Web @:	World Wide Web @:

aspiration.com	aspiration.com

(b) Not applicable.

ITEM 2.	CODE OF ETHICS.
Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

Item 11.	CONTROLS AND PROCEDURES.
(a)
The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.
(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aspiration Funds

/s/ Andrei Cherny
Date: June 6, 2022	Andrei Cherny President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrei Cherny
Date: June 6, 2022	Andrei Cherny President and Principal Executive Officer

/s/ Mike Shuckerow
Date: June 7, 2022	Mike Shuckerow Treasurer, Principal Accounting Officer, and Principal Financial Officer